8. Convertible notes and notes payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Convertible Note and Notes Payable

The following convertible note and notes payable were outstanding at September 30, 2017:

							Related Party		Non Related Party
Date of Issuance	Maturity Date	Interest Rate	Original Principal	Principal at September 30, 2017	Discount at September, 2017	Carrying Amount at September 30, 2017	Current	Long-Term	Current	Long-Term
12/12/2006	1/5/2013	6.25%	58,670	13,811	–	13,811	–	–	13,811	–
12/1/2007	9/1/2015	7.00%	125,000	85,821	–	85,821	–	–	85,821	–
9/25/2009	10/25/2011	5.00%	50,000	50,000	–	50,000	–	–	50,000	–
12/23/2009	12/23/2014	7.00%	100,000	94,480	–	94,480	–	–	94,480	–
12/23/2009	12/23/2014	7.00%	25,000	23,619	–	23,619	–	–	23,619	–
12/23/2009	12/23/2014	7.00%	25,000	23,619	–	23,619	–	–	23,619	–
2/3/2012	02/03/18	10.00%	1,000,000	1,000,000	–	1,000,000	1,000,000		–	–
8/15/2013	10/31/23	10.00%	525,000	208,334	–	208,334	–	50,000	–	158,334
12/31/2013	12/31/15	8.00%	290,000	130,000	–	130,000	130,000	–	–	–
4/1/2014	12/31/17	10.00%	2,265,000	1,137,500	–	1,137,500	1,137,500	–	–	–
12/22/2014	03/31/15	12.00%	200,000	200,000	–	200,000	–	–	200,000	–
12/26/2014	12/26/15	12.00%	100,000	100,000	–	100,000	–	–	100,000	–
3/12/2015	90 days after demand	6.00%	394,380	394,380	–	394,380	394,380	–	–	–
4/7/2015	04/17/18	10.00%	50,000	50,000	–	50,000	–	–	50,000	–
11/23/2015	90 days after demand	6.00%	50,000	50,000	–	50,000	50,000	–	–	–
2/25/2016	90 days after demand	6.00%	50,000	50,000	–	50,000	50,000	–	–	–
5/20/2016	90 days after demand	6.00%	50,000	50,000	–	50,000	50,000	–	–	–
10/20/2016	90 days after demand	6.00%	50,000	12,500	–	12,500	12,500	–	–	–
10/20/2016	90 days after demand	6.00%	12,500	12,500	–	12,500	12,500	–	–	–
12/21/2016	90 days after demand	6.00%	25,000	25,000	–	25,000	25,000	–	–	–
3/9/2017	90 days after demand	10.00%	200,000	175,000	–	175,000	175,000	–	–	–
Various	1 year from date of issue	6.00%	80,000	80,000	–	80,000	–	–	–	80,000

	Totals			$3,966,564	$0	$3,966,564	$3,036,880	$50,000	$641,350	$238,334

The following convertible note and notes payable were outstanding at December 31, 2016:

							Related Party		Non Related Party
Date of Issuance	Maturity Date	Interest Rate	Original Principal	Principal at December 31, 2016	Discount at December 31, 2016	Carrying Amount at December 31, 2016	Current	Long-Term	Current	Long-Term
02/03/12	02/03/18	10.00%	1,000,000	1,000,000	–	1,000,000	–	1,000,000	–	–
08/15/13	10/31/23	10.00%	525,000	525,000	44,089	480,911	–	45,644	–	435,267
12/31/13	12/31/15	8.00%	290,000	130,000	–	130,000	130,000	–	–	–
04/16/14	04/30/19	9.86%	6,000	6,000	–	6,000	–	–	–	6,000
05/09/14	04/30/19	9.86%	50,400	50,400	–	50,400	–	–	–	50,400
05/28/14	04/30/19	9.86%	25,200	25,200	–	25,200	–	–	–	25,200
04/01/14	12/31/17	10.00%	2,265,000	1,756,000	–	1,756,000	1,756,000	–	–	–
07/21/14	12/31/19	9.86%	78,000	78,000	–	78,000	–	–	–	78,000
08/18/14	12/31/19	7.86%	7,200	7,200	–	7,200	–	–	–	7,200
12/22/14	03/31/15	12.00%	200,000	200,000	–	200,000	–	–	200,000	–
12/26/14	12/26/15	12.00%	100,000	100,000	–	100,000	–	–	100,000	–
04/09/15	04/09/17	10.00%	50,000	50,000	871	49,129			49,129	–

	Total			$3,927,800	$44,960	$3,882,840	$1,886,000	$1,045,644	$349,129	$602,067

							Related Party		Non Related Party
Date of Issuance	Maturity Date	Interest Rate	Original Principal	Principal at December 31, 2016	Discount at December 31, 2016	Carrying Amount at December 31, 2016	Current	Long-Term	Current	Long-Term
02/03/12	02/03/18	10.00%	1,000,000	1,000,000	–	1,000,000	–	1,000,000	–	–
08/15/13	10/31/23	10.00%	525,000	525,000	44,089	480,911	–	45,644	–	435,267
12/31/13	12/31/15	8.00%	290,000	130,000	–	130,000	130,000	–	–	–
04/16/14	04/30/19	9.86%	6,000	6,000	–	6,000	–	–	–	6,000
05/09/14	04/30/19	9.86%	50,400	50,400	–	50,400	–	–	–	50,400
05/28/14	04/30/19	9.86%	25,200	25,200	–	25,200	–	–	–	25,200
04/01/14	12/31/17	10.00%	2,265,000	1,756,000	–	1,756,000	1,756,000	–	–	–
07/21/14	12/31/19	9.86%	78,000	78,000	–	78,000	–	–	–	78,000
08/18/14	12/31/19	7.86%	7,200	7,200	–	7,200	–	–	–	7,200
12/22/14	03/31/15	12.00%	200,000	200,000	–	200,000	–	–	200,000	–
12/26/14	12/26/15	12.00%	100,000	100,000	–	100,000	–	–	100,000	–
04/09/15	04/09/17	10.00%	50,000	50,000	871	49,129	–	–	49,129	–
	Total			$3,927,800	$44,960	$3,882,840	$1,886,000	$1,045,644	$349,129	$602,067

							Related Party		Non Related Party
Date of Issuance	Maturity Date	Interest Rate	Original Principal	Principal at December 31, 2015	Discount at December 31, 2015	Carrying Amount at December 31, 2015	Current	Long-Term	Current	Long-Term
02/03/12	02/03/17	10.00%	$1,000,000	$1,000,000	$–	$1,000,000	$–	$1,000,000	$–	$–
08/15/13	10/31/23	10.00%	525,000	525,000	52,354	472,646	–	45,014	–	427,632
12/31/13	12/31/15	8.00%	290,000	130,000	–	130,000	130,000	–	–	–
04/16/14	04/30/19	9.86%	6,000	6,000	–	6,000	–	–	–	6,000
05/09/14	04/30/19	9.86%	50,400	50,400	–	50,400	–	–	–	50,400
05/28/14	04/30/19	9.86%	25,200	25,200	–	25,200	–	–	–	25,200
04/01/14	01/31/17	10.00%	2,265,000	1,761,000	–	1,761,000	–	1,761,000	–	–
07/21/14	12/31/19	9.86%	78,000	78,000	–	78,000	–	–	–	78,000
08/18/14	12/31/19	7.86%	7,200	7,200	–	7,200	–	–	–	7,200
12/22/14	03/31/15	12.00%	200,000	200,000	–	200,000	–	–	200,000	–
12/26/14	12/26/15	12.00%	100,000	100,000		100,000	–	–	100,000	–
04/09/15	04/09/17	10.00%	50,000	50,000	5,060	44,940	–	–	–	44,940
07/28/15	*	12.00%	1,130,427	1,000,000	623,893	376,107	376,107	–	–	–
**	*	12.00%	–	975	–	975	975	–	–	–
Total			$5,727,227	$4,933,775	$681,307	$4,252,468	$507,082	$2,806,014	$300,000	$639,372